Strive U.S. Energy ETF
Schedule of Investments
October 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.2%
16,327	BWX Technologies, Inc.	$930,313

Construction & Engineering - 0.3%
37,620	MDU Resources Group, Inc.	1,071,418

Electric Utilities - 2.0%
179,322	Exelon Corp.	6,920,036
8,803	IDACORP, Inc.	921,674
		7,841,710
Electrical Components & Equipment - 0.2%
37,624	Sunrun, Inc. (a)	846,916

Gas Utilities - 1.2%
25,080	Atmos Energy Corp.	2,672,274
16,302	National Fuel Gas Co.	1,100,222
11,290	Southwest Gas Holdings, Inc.	824,960
		4,597,456
Independent Power Producers & Energy Traders - 0.8%
119,155	AES Corp.	3,117,095

Integrated Oil & Gas - 42.3%
350,320	Chevron Corp.	63,372,888
766,512	Exxon Mobil Corp.	84,937,195
177,262	Occidental Petroleum Corp.	12,869,221
		161,179,304
Multi-Utilities - 0.5%
73,990	NiSource, Inc.	1,900,803

Oil & Gas Equipment & Services - 6.8%
180,580	Baker Hughes Co.	4,994,843
152,996	Halliburton Co.	5,572,114
71,482	NOV, Inc.	1,601,197
263,798	Schlumberger N.V. (b)	13,725,410
		25,893,564
Oil & Gas Exploration & Production - 27.7%
50,164	Antero Resources Corp. (a)	1,839,012
62,704	APA Corp.	2,850,524
22,597	Chesapeake Energy Corp.	2,310,995
235,781	ConocoPhillips	29,729,626
10,036	Continental Resources, Inc.	742,363
144,214	Coterra Energy, Inc.	4,489,382
122,192	Devon Energy Corp.	9,451,551
32,604	Diamondback Energy, Inc.	5,122,414
110,190	EOG Resources, Inc.	15,043,139
61,450	EQT Corp.	2,571,068
52,889	Hess Corp.	7,461,580
130,420	Marathon Oil Corp.	3,971,289
20,064	Matador Resources Co.	1,333,253
27,588	Murphy Oil Corp.	1,338,294
47,652	Ovintiv, Inc.	2,413,574
17,581	PDC Energy, Inc.	1,268,293
42,636	Pioneer Natural Resources Co.	10,932,297
47,656	Range Resources Corp.	1,357,243
204,410	Southwestern Energy Co. (a)	1,416,561
		105,642,458
Oil & Gas Refining & Marketing - 8.4%
27,588	HF Sinclair Corp.	1,687,558
101,144	Marathon Petroleum Corp.	11,491,981
89,034	Phillips 66	9,285,356
75,244	Valero Energy Corp.	9,446,884
		31,911,779
Oil & Gas Storage & Transportation - 7.9%
42,636	Cheniere Energy, Inc.	7,521,417
7,549	Hess Midstream LP - Class A	218,468
366,168	Kinder Morgan, Inc.	6,634,964
8,778	New Fortress Energy, Inc.	483,405
81,510	ONEOK, Inc.	4,835,173
41,382	Targa Resources Corp.	2,829,287
235,974	Williams Cos., Inc.	7,723,429
		30,246,143
Renewable Electricity - 0.7%
23,826	Brookfield Renewable Corp. - Class A (b)	739,321
6,270	Clearway Energy, Inc. - Class A	202,709
15,048	Clearway Energy, Inc. - Class C	522,768
15,073	NextEra Energy Partners LP	1,116,457
		2,581,255
Semiconductors - 0.7%
17,556	First Solar, Inc. (a)	2,555,627

	TOTAL COMMON STOCKS (Cost $340,148,411)	380,315,841

MONEY MARKET FUNDS - 0.3%
894,658	First American Government Obligations Fund - Class X, 2.92% (c)	894,658
	TOTAL MONEY MARKET FUNDS (Cost $894,658)	894,658

	TOTAL INVESTMENTS (Cost $341,043,069) - 100.0%	381,210,499
	Other Assets in Excess of Liabilities - 0.0% (d)	144,805
	TOTAL NET ASSETS - 100.0%	$381,355,304

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Strive U.S. Semiconductor ETF
Schedule of Investments
October 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 98.1%
Electronic Manufacturing Services - 0.6%
459	IPG Photonics Corp. (a)	$39,318

Semiconductor Equipment - 24.2%
3,215	Applied Materials, Inc.	283,852
1,512	Enphase Energy, Inc. (a)	464,184
1,863	Entegris, Inc.	147,810
1,080	FormFactor, Inc. (a)	21,827
913	KLA Corp.	288,919
709	Lam Research Corp.	286,989
756	MKS Instruments, Inc.	62,105
		1,555,686
Semiconductors - 73.3%
6,453	Advanced Micro Devices, Inc. (a)	387,567
1,956	Analog Devices, Inc.	278,965
999	Broadcom, Inc.	469,650
783	Cirrus Logic, Inc. (a)	52,555
594	Diodes, Inc. (a)	42,572
972	GlobalFoundries, Inc. (a)(b)	55,112
13,176	Intel Corp.	374,594
6,669	Marvell Technology, Inc.	264,626
4,596	Microchip Technology, Inc.	283,757
5,103	Micron Technology, Inc.	276,072
621	Monolithic Power Systems, Inc.	210,799
3,213	NVIDIA Corp.	433,659
5,994	ON Semiconductor Corp. (a)	368,211
783	Power Integrations, Inc.	52,234
1,431	Qorvo, Inc. (a)	123,181
864	Semtech Corp. (a)	23,924
486	Silicon Laboratories, Inc. (a)	55,851
2,241	Skyworks Solutions, Inc.	192,748
540	Synaptics, Inc. (a)	47,844
3,240	Texas Instruments, Inc.	520,441
594	Universal Display Corp.	56,561
1,701	Wolfspeed, Inc. (a)	133,954
		4,704,877
	TOTAL COMMON STOCKS (Cost $6,115,985)	6,299,881

MONEY MARKET FUNDS - 0.3%
18,367	First American Government Obligations Fund - Class X, 2.92% (c)	18,367
	TOTAL MONEY MARKET FUNDS (Cost $18,367)	18,367

	TOTAL INVESTMENTS (Cost $6,134,352) - 98.4%	6,318,248
	Other Assets in Excess of Liabilities - 1.6%	100,570
	TOTAL NET ASSETS - 100.0%	$6,418,818

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.

Strive 500 ETF
Schedule of Investments
October 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.1%
Advertising - 0.1%
448	Omnicom Group, Inc.	$32,592
896	Trade Desk, Inc. - Class A (a)	47,703
		80,295
Aerospace & Defense - 1.8%
1,232	Boeing Co. (a)	175,572
504	General Dynamics Corp.	125,899
112	HEICO Corp.	18,216
168	HEICO Corp. - Class A	21,386
392	L3Harris Technologies, Inc.	96,616
560	Lockheed Martin Corp.	272,541
280	Northrop Grumman Corp.	153,723
3,080	Raytheon Technologies Corp.	292,046
112	TransDigm Group, Inc.	64,485
		1,220,484
Agricultural & Farm Machinery - 0.3%
560	Deere & Co.	221,659

Agricultural Products - 0.2%
1,176	Archer-Daniels-Midland Co.	114,048

Air Freight & Logistics - 0.5%
336	Expeditors International of Washington, Inc.	32,878
504	FedEx Corp.	80,781
1,512	United Parcel Service, Inc. - Class B	253,668
		367,327
Airlines - 0.2%
1,344	Delta Air Lines, Inc. (a)	45,602
1,232	Southwest Airlines Co. (a)	44,783
672	United Airlines Holdings, Inc. (a)	28,950
		119,335
Apparel Retail - 0.4%
112	Burlington Stores, Inc. (a)	16,012
728	Ross Stores, Inc.	69,662
2,296	TJX Cos., Inc.	165,542
		251,216
Apparel, Accessories & Luxury Goods - 0.1%
224	Lululemon Athletica, Inc. (a)	73,705
728	VF Corp.	20,566
		94,271
Application Software - 2.5%
952	Adobe, Inc. (a)	303,212
168	Ansys, Inc. (a)	37,155
224	AppLovin Corp. - Class A (a)	3,799
280	Atlassian Corp. - Class A (a)	56,764
448	Autodesk, Inc. (a)	96,006
448	Bentley Systems, Inc. - Class B	15,805
224	Bill.com Holdings, Inc. (a)	29,873
560	Cadence Design Systems, Inc. (a)	84,778
504	Datadog, Inc. - Class A (a)	40,577
392	DocuSign, Inc. (a)	18,934
112	HubSpot, Inc. (a)	33,215
560	Intuit, Inc.	239,400
3,584	Palantir Technologies, Inc. - Class A (a)	31,503
112	Paycom Software, Inc. (a)	38,752
224	Roper Technologies, Inc.	92,857
2,016	Salesforce, Inc. (a)	327,781
336	Splunk, Inc. (a)	27,925
336	Synopsys, Inc. (a)	98,297
112	Tyler Technologies, Inc. (a)	36,213
448	Unity Software, Inc. (a)	13,216
392	Workday, Inc. - Class A (a)	61,081
448	Zoom Video Communications, Inc. - Class A (a)	37,381
		1,724,524
Asset Management & Custody Banks - 1.0%
224	Ameriprise Financial, Inc.	69,243
336	Ares Management Corp. - Class A	25,479
1,512	Bank of New York Mellon Corp.	63,670
280	BlackRock, Inc.	180,855
1,456	Blackstone, Inc.	132,700
896	Blue Owl Capital, Inc.	8,978
616	Franklin Resources, Inc.	14,445
1,680	KKR & Co., Inc.	81,698
392	Northern Trust Corp.	33,065
728	State Street Corp.	53,872
448	T. Rowe Price Group, Inc.	47,560
		711,565
Auto Parts & Equipment - 0.1%
560	Aptiv PLC (a)(b)	50,999

Automobile Manufacturers - 2.2%
8,176	Ford Motor Co.	109,313
2,744	General Motors Co.	107,702
1,176	Lucid Group, Inc. (a)	16,805
1,008	Rivian Automotive, Inc. - Class A (a)	35,250
5,320	Tesla, Inc. (a)	1,210,513
		1,479,583
Automotive Retail - 0.4%
56	AutoZone, Inc. (a)	141,841
336	CarMax, Inc. (a)	21,171
112	O’Reilly Automotive, Inc. (a)	93,763
		256,775
Biotechnology - 2.5%
3,640	AbbVie, Inc.	532,896
224	Alnylam Pharmaceuticals, Inc. (a)	46,426
1,120	Amgen, Inc.	302,792
280	Biogen, Inc. (a)	79,363
392	BioMarin Pharmaceutical, Inc. (a)	33,959
2,576	Gilead Sciences, Inc.	202,113
448	Horizon Therapeutics PLC (a)(b)	27,919
392	Incyte Corp. (a)	29,141
728	Moderna, Inc. (a)	109,440
224	Regeneron Pharmaceuticals, Inc. (a)	167,720
280	Seagen, Inc. (a)	35,605
504	Vertex Pharmaceuticals, Inc. (a)	157,248
		1,724,622
Broadcasting - 0.1%
672	Fox Corp. - Class A	19,401
280	Fox Corp. - Class B	7,616
1,176	Paramount Global - Class B	21,544
		48,561
Building Products - 0.3%
1,736	Carrier Global Corp.	69,023
1,456	Johnson Controls International PLC (b)	84,215
504	Trane Technologies PLC (b)	80,454
		233,692
Cable & Satellite - 0.6%
224	Charter Communications, Inc. - Class A (a)	82,347
9,240	Comcast Corp. - Class A	293,278
504	DISH Network Corp. - Class A (a)	7,515
56	Liberty Broadband Corp. - Class A (a)	4,778
280	Liberty Broadband Corp. - Class C (a)	23,640
1,512	Sirius XM Holdings, Inc.	9,132
		420,690
Casinos & Gaming - 0.1%
672	Las Vegas Sands Corp. (a)	25,543
728	MGM Resorts International	25,895
		51,438
Commodity Chemicals - 0.2%
1,512	Dow, Inc.	70,671
560	LyondellBasell Industries N.V. - Class A (b)	42,812
		113,483
Communications Equipment - 0.7%
504	Arista Networks, Inc. (a)	60,913
7,840	Cisco Systems, Inc.	356,171
336	Motorola Solutions, Inc.	83,903
		500,987
Computer & Electronics Retail - 0.0% (c)
392	Best Buy Co., Inc.	26,817

Construction Machinery & Heavy Trucks - 0.6%
1,120	Caterpillar, Inc.	242,435
280	Cummins, Inc.	68,463
672	PACCAR, Inc.	65,070
336	Westinghouse Air Brake Technologies Corp.	31,342
		407,310
Construction Materials - 0.1%
112	Martin Marietta Materials, Inc.	37,630
280	Vulcan Materials Co.	45,836
		83,466
Construction & Engineering - 0.1%
280	Quanta Services, Inc.	39,771

Consumer Electronics - 0.0% (c)
336	Garmin Ltd. (b)	29,581

Consumer Finance - 0.5%
1,176	American Express Co.	174,577
784	Capital One Financial Corp.	83,120
560	Discover Financial Services	58,498
1,064	Synchrony Financial	37,836
		354,031
Copper - 0.1%
2,968	Freeport-McMoRan, Inc.	94,056
168	Southern Copper Corp.	7,891
		101,947
Data Processing & Outsourced Services - 3.2%
840	Automatic Data Processing, Inc.	203,028
1,064	Block, Inc. (a)	63,914
224	Broadridge Financial Solutions, Inc.	33,613
1,232	Fidelity National Information Services, Inc.	102,244
1,232	Fiserv, Inc. (a)	126,576
168	FleetCor Technologies, Inc. (a)	31,268
560	Global Payments, Inc.	63,986
1,792	Mastercard, Inc. - Class A	588,099
672	Paychex, Inc.	79,504
2,408	PayPal Holdings, Inc. (a)	201,261
448	SS&C Technologies Holdings, Inc.	23,036
3,416	Visa, Inc. - Class A	707,659
		2,224,188
Distillers & Vintners - 0.2%
56	Brown-Forman Corp. - Class A	3,851
616	Brown-Forman Corp. - Class B	41,888
280	Constellation Brands, Inc. - Class A	69,182
		114,921
Distributors - 0.1%
280	Genuine Parts Co.	49,801
56	Pool Corp.	17,037
		66,838
Diversified Banks - 2.8%
14,560	Bank of America Corp.	524,742
4,032	Citigroup, Inc.	184,908
6,048	JPMorgan Chase & Co.	761,322
2,744	U.S. Bancorp	116,483
7,840	Wells Fargo & Co.	360,562
		1,948,017
Diversified Support Services - 0.2%
168	Cintas Corp.	71,828
448	Copart, Inc. (a)	51,529
		123,357
Drug Retail - 0.1%
1,456	Walgreens Boots Alliance, Inc.	53,144

Electric Utilities - 1.8%
504	Alliant Energy Corp.	26,294
1,064	American Electric Power Co., Inc.	93,547
168	Avangrid, Inc.	6,834
672	Constellation Energy Corp.	63,531
1,624	Duke Energy Corp.	151,324
784	Edison International	47,071
448	Entergy Corp.	47,999
448	Evergy, Inc.	27,386
728	Eversource Energy	55,532
2,016	Exelon Corp.	77,797
1,120	FirstEnergy Corp.	42,235
4,088	NextEra Energy, Inc.	316,820
3,360	PG&E Corp. (a)	50,165
1,512	PPL Corp.	40,053
2,184	Southern Co.	143,008
1,120	Xcel Energy, Inc.	72,923
		1,262,519
Electrical Components & Equipment - 0.5%
504	AMETEK, Inc.	65,349
840	Eaton Corp. PLC (b)	126,059
1,232	Emerson Electric Co.	106,691
112	Generac Holdings, Inc. (a)	12,982
224	Rockwell Automation, Inc.	57,187
		368,268
Electronic Components - 0.2%
1,232	Amphenol Corp. - Class A	93,423
1,568	Corning, Inc.	50,443
		143,866
Electronic Equipment & Instruments - 0.3%
392	Keysight Technologies, Inc. (a)	68,267
112	Teledyne Technologies, Inc. (a)	44,574
504	Trimble, Inc. (a)	30,321
112	Zebra Technologies Corp. - Class A (a)	31,721
		174,883
Electronic Manufacturing Services - 0.1%
672	TE Connectivity Ltd. (b)	82,139

Environmental & Facilities Services - 0.3%
448	Republic Services, Inc.	59,414
504	Rollins, Inc.	21,208
840	Waste Management, Inc.	133,031
		213,653
Fertilizers & Agricultural Chemicals - 0.3%
448	CF Industries Holdings, Inc.	47,604
1,512	Corteva, Inc.	98,794
728	Mosaic Co.	39,130
		185,528
Financial Exchanges & Data - 1.1%
728	CME Group, Inc.	126,162
280	Coinbase Global, Inc. - Class A (a)	18,550
56	FactSet Research Systems, Inc.	23,827
1,176	Intercontinental Exchange, Inc.	112,390
336	Moody’s Corp.	88,996
168	MSCI, Inc.	78,768
728	Nasdaq, Inc.	45,311
728	S&P Global, Inc.	233,870
224	Tradeweb Markets, Inc. - Class A	12,338
		740,212
Food Distributors - 0.1%
1,064	Sysco Corp.	92,100

Food Retail - 0.1%
336	Albertsons Cos., Inc. - Class A	6,891
1,344	Kroger Co.	63,558
		70,449
Footwear - 0.3%
2,576	Nike, Inc. - Class B	238,744

Gas Utilities - 0.0% (c)
280	Atmos Energy Corp.	29,834

General Merchandise Stores - 0.5%
448	Dollar General Corp.	114,262
448	Dollar Tree, Inc. (a)	71,008
952	Target Corp.	156,366
		341,636
Gold - 0.1%
1,624	Newmont Corp.	68,728

Health Care Distributors - 0.2%
336	AmerisourceBergen Corp.	52,826
280	McKesson Corp.	109,024
		161,850
Health Care Equipment - 2.5%
3,584	Abbott Laboratories	354,601
1,064	Baxter International, Inc.	57,828
616	Becton Dickinson and Co.	145,358
2,968	Boston Scientific Corp. (a)	127,950
784	Dexcom, Inc. (a)	94,692
1,288	Edwards Lifesciences Corp. (a)	93,290
504	Hologic, Inc. (a)	34,171
168	IDEXX Laboratories, Inc. (a)	60,426
112	Insulet Corp. (a)	28,987
728	Intuitive Surgical, Inc. (a)	179,430
2,744	Medtronic PLC (b)	239,661
280	ResMed, Inc.	62,633
224	Steris PLC (b)	38,658
672	Stryker Corp.	154,049
112	Teleflex, Inc.	24,031
448	Zimmer Biomet Holdings, Inc.	50,781
		1,746,546
Health Care Facilities - 0.1%
448	HCA Healthcare, Inc.	97,427

Health Care Services - 0.8%
672	Cigna Corp.	217,096
2,744	CVS Health Corp.	259,857
168	Laboratory Corp. of America Holdings	37,272
224	Quest Diagnostics, Inc.	32,178
		546,403
Health Care Supplies - 0.1%
168	Align Technology, Inc. (a)	32,642
112	Cooper Cos., Inc.	30,620
		63,262
Health Care Technology - 0.1%
280	Veeva Systems, Inc. - Class A (a)	47,023

Home Improvement Retail - 1.3%
2,128	Home Depot, Inc.	630,165
1,344	Lowe’s Cos., Inc.	262,013
		892,178
Homebuilding - 0.1%
672	D.R. Horton, Inc.	51,663
504	Lennar Corp. - Class A	40,673
56	Lennar Corp. - Class B	3,652
		95,988
Hotels, Resorts & Cruise Lines - 0.7%
728	Airbnb, Inc. - Class A (a)	77,830
112	Booking Holdings, Inc. (a)	209,382
1,792	Carnival Corp. (a)(b)	16,236
336	Expedia Group, Inc. (a)	31,406
560	Hilton Worldwide Holdings, Inc.	75,746
616	Marriott International, Inc. - Class A	98,628
		509,228
Household Products - 1.4%
504	Church & Dwight Co., Inc.	37,362
280	Clorox Co.	40,891
1,736	Colgate-Palmolive Co.	128,186
672	Kimberly-Clark Corp.	83,637
4,984	Procter & Gamble Co.	671,195
		961,271
Hypermarkets & Super Centers - 1.3%
896	Costco Wholesale Corp.	449,344
2,968	Walmart, Inc.	422,435
		871,779
Independent Power Producers & Energy Traders - 0.1%
1,344	AES Corp.	35,159

Industrial Conglomerates - 0.9%
1,176	3M Co.	147,929
2,240	General Electric Co.	174,294
1,400	Honeywell International, Inc.	285,628
		607,851
Industrial Gases - 0.6%
448	Air Products and Chemicals, Inc.	112,179
1,008	Linde PLC (b)	299,729
		411,908
Industrial Machinery - 0.7%
280	Dover Corp.	36,593
728	Fortive Corp.	46,519
168	IDEX Corp.	37,348
560	Illinois Tool Works, Inc.	119,577
840	Ingersoll Rand, Inc.	42,420
896	Otis Worldwide Corp.	63,293
280	Parker-Hannifin Corp.	81,374
336	Stanley Black & Decker, Inc.	26,373
392	Xylem, Inc.	40,153
		493,650
Insurance Brokers - 0.7%
448	Aon PLC - Class A (b)	126,108
448	Arthur J. Gallagher & Co.	83,812
504	Brown & Brown, Inc.	29,630
1,064	Marsh & McLennan Cos., Inc.	171,825
224	Willis Towers Watson PLC (b)	48,879
		460,254
Integrated Oil & Gas - 2.7%
3,976	Chevron Corp.	719,258
8,736	Exxon Mobil Corp.	968,036
1,960	Occidental Petroleum Corp.	142,296
		1,829,590
Integrated Telecommunication Services - 0.9%
14,784	AT&T, Inc.	269,512
8,736	Verizon Communications, Inc.	326,464
		595,976
Interactive Home Entertainment - 0.4%
1,456	Activision Blizzard, Inc.	105,997
560	Electronic Arts, Inc.	70,538
616	Roblox Corp. - Class A (a)	27,560
336	Take-Two Interactive Software, Inc. (a)	39,809
		243,904
Interactive Media & Services - 4.0%
12,488	Alphabet, Inc. - Class A (a)	1,180,241
11,144	Alphabet, Inc. - Class C (a)	1,054,891
616	Match Group, Inc. (a)	26,611
4,760	Meta Platforms, Inc. - Class A (a)	443,442
1,176	Pinterest, Inc. - Class A (a)	28,930
2,128	Snap, Inc. - Class A (a)	21,088
560	ZoomInfo Technologies, Inc. (a)	24,937
		2,780,140
Internet & Direct Marketing Retail - 3.1%
18,424	Amazon.com, Inc. (a)	1,887,355
168	Chewy, Inc. - Class A (a)	6,507
1,736	Coupang, Inc. (a)	29,981
504	DoorDash, Inc. - Class A (a)	21,939
1,176	eBay, Inc.	46,852
280	Etsy, Inc. (a)	26,295
112	MercadoLibre, Inc. (a)	100,981
		2,119,910
Internet Services & Infrastructure - 0.4%
336	Akamai Technologies, Inc. (a)	29,679
504	Cloudflare, Inc. - Class A (a)	28,385
112	MongoDB, Inc. (a)	20,499
280	Okta, Inc. (a)	15,714
560	Snowflake, Inc. - Class A (a)	89,768
336	Twilio, Inc. - Class A (a)	24,988
224	VeriSign, Inc. (a)	44,903
		253,936
Investment Banking & Brokerage - 1.2%
3,136	Charles Schwab Corp.	249,845
728	Goldman Sachs Group, Inc.	250,803
168	Interactive Brokers Group, Inc. - Class A	13,465
168	LPL Financial Holdings, Inc.	42,949
2,800	Morgan Stanley	230,076
392	Raymond James Financial, Inc.	46,311
		833,449
IT Consulting & Other Services - 1.2%
1,400	Accenture PLC - Class A (b)	397,460
1,064	Cognizant Technology Solutions Corp. - Class A	66,234
112	EPAM Systems, Inc. (a)	39,200
168	Gartner, Inc. (a)	50,723
1,848	International Business Machines Corp.	255,560
		809,177
Life & Health Insurance - 0.4%
1,232	Aflac, Inc.	80,216
1,288	MetLife, Inc.	94,294
504	Principal Financial Group, Inc.	44,418
784	Prudential Financial, Inc.	82,469
		301,397
Life Sciences Tools & Services - 1.8%
616	Agilent Technologies, Inc.	85,224
1,288	Avantor, Inc. (a)	25,979
56	Bio-Rad Laboratories, Inc. - Class A (a)	19,696
112	Charles River Laboratories International, Inc. (a)	23,772
1,400	Danaher Corp.	352,338
336	Illumina, Inc. (a)	76,884
392	IQVIA Holdings, Inc. (a)	82,191
56	Mettler-Toledo International, Inc. (a)	70,836
280	PerkinElmer, Inc.	37,402
784	Thermo Fisher Scientific, Inc.	402,952
112	Waters Corp. (a)	33,507
168	West Pharmaceutical Services, Inc.	38,657
		1,249,438
Managed Health Care - 2.4%
1,176	Centene Corp. (a)	100,113
504	Elevance Health, Inc.	275,572
280	Humana, Inc.	156,262
112	Molina Healthcare, Inc. (a)	40,192
1,960	UnitedHealth Group, Inc.	1,088,094
		1,660,233
Metal & Glass Containers - 0.0% (c)
672	Ball Corp.	33,190

Movies & Entertainment - 1.1%
336	Live Nation Entertainment, Inc. (a)	26,749
896	Netflix, Inc. (a)	261,524
224	Roku, Inc. (a)	12,441
224	Spotify Technology S.A. (a)(b)	18,050
3,808	Walt Disney Co. (a)	405,704
4,592	Warner Bros Discovery, Inc. (a)	59,696
224	Warner Music Group Corp. - Class A	5,828
		789,992
Multi-line Insurance - 0.2%
1,624	American International Group, Inc.	92,568
672	Hartford Financial Services Group, Inc.	48,660
		141,228
Multi-Sector Holdings - 1.1%
2,632	Berkshire Hathaway, Inc. - Class B (a)	776,677

Multi-Utilities - 0.8%
560	Ameren Corp.	45,651
1,288	CenterPoint Energy, Inc.	36,850
616	CMS Energy Corp.	35,143
728	Consolidated Edison, Inc.	64,035
1,680	Dominion Energy, Inc.	117,550
392	DTE Energy Co.	43,947
1,008	Public Service Enterprise Group, Inc.	56,519
672	Sempra Energy	101,432
672	WEC Energy Group, Inc.	61,374
		562,501
Oil & Gas Equipment & Services - 0.4%
2,016	Baker Hughes Co.	55,763
1,736	Halliburton Co.	63,225
2,912	Schlumberger N.V. (b)	151,511
		270,499
Oil & Gas Exploration & Production - 1.4%
2,688	ConocoPhillips	338,930
112	Continental Resources, Inc.	8,285
1,624	Coterra Energy, Inc.	50,555
1,344	Devon Energy Corp.	103,958
392	Diamondback Energy, Inc.	61,587
1,176	EOG Resources, Inc.	160,548
560	Hess Corp.	79,005
1,456	Marathon Oil Corp.	44,335
504	Pioneer Natural Resources Co.	129,231
		976,434
Oil & Gas Refining & Marketing - 0.5%
1,120	Marathon Petroleum Corp.	127,254
1,008	Phillips 66	105,124
840	Valero Energy Corp.	105,462
		337,840
Oil & Gas Storage & Transportation - 0.4%
448	Cheniere Energy, Inc.	79,032
4,144	Kinder Morgan, Inc.	75,089
896	ONEOK, Inc.	53,151
2,520	Williams Cos., Inc.	82,480
		289,752
Other Diversified Financial Services - 0.1%
896	Apollo Global Management, Inc.	49,603

Packaged Foods & Meats - 0.9%
392	Campbell Soup Co.	20,741
1,008	Conagra Brands, Inc.	36,994
1,232	General Mills, Inc.	100,507
280	Hershey Co.	66,856
616	Hormel Foods Corp.	28,613
560	Kellogg Co.	43,019
1,624	Kraft Heinz Co.	62,475
504	McCormick & Co., Inc.	39,635
2,856	Mondelez International, Inc. - Class A	175,587
616	Tyson Foods, Inc. - Class A	42,104
		616,531
Paper Packaging - 0.1%
3,136	Amcor PLC (b)	36,315
784	International Paper Co.	26,350
		62,665
Personal Products - 0.1%
448	Estee Lauder Cos., Inc. - Class A	89,820

Pharmaceuticals - 4.7%
4,424	Bristol-Myers Squibb Co.	342,727
336	Catalent, Inc. (a)	22,085
896	Elanco Animal Health, Inc. (a)	11,818
1,736	Eli Lilly & Co.	628,588
5,488	Johnson & Johnson	954,747
5,208	Merck & Co., Inc.	527,050
11,648	Pfizer, Inc.	542,214
728	Royalty Pharma PLC - Class A (b)	30,809
2,520	Viatris, Inc.	25,528
952	Zoetis, Inc.	143,543
		3,229,109
Property & Casualty Insurance - 0.9%
560	Allstate Corp.	70,700
728	Arch Capital Group Ltd. (a)(b)	41,860
840	Chubb Ltd. (b)	180,508
336	Cincinnati Financial Corp.	34,716
448	Loews Corp.	25,545
1,232	Progressive Corp.	158,189
504	Travelers Cos., Inc.	92,968
392	W.R. Berkley Corp.	29,157
		633,643
Railroads - 0.7%
4,480	CSX Corp.	130,189
504	Norfolk Southern Corp.	114,947
1,288	Union Pacific Corp.	253,916
		499,052
Real Estate Services - 0.1%
672	CBRE Group, Inc. - Class A (a)	47,672

Regional Banks - 0.9%
1,008	Citizens Financial Group, Inc.	41,227
1,400	Fifth Third Bancorp	49,966
392	First Republic Bank	47,079
2,912	Huntington Bancshares, Inc.	44,204
1,904	KeyCorp	34,024
392	M&T Bank Corp.	66,001
840	PNC Financial Services Group, Inc.	135,937
1,904	Regions Financial Corp.	41,793
112	Signature Bank	17,755
112	SVB Financial Group (a)	25,868
2,744	Truist Financial Corp.	122,904
		626,758
Research & Consulting Services - 0.3%
840	CoStar Group, Inc. (a)	69,485
280	Equifax, Inc.	47,471
280	Jacobs Solutions, Inc.	32,262
392	TransUnion	23,234
336	Verisk Analytics, Inc.	61,431
		233,883
Restaurants - 1.3%
56	Chipotle Mexican Grill, Inc. (a)	83,906
280	Darden Restaurants, Inc.	40,079
56	Domino’s Pizza, Inc.	18,605
1,512	McDonald’s Corp.	412,262
2,352	Starbucks Corp.	203,660
840	Yum China Holdings, Inc.	34,734
616	Yum! Brands, Inc.	72,842
		866,088
Semiconductor Equipment - 0.8%
1,792	Applied Materials, Inc.	158,216
280	Enphase Energy, Inc. (a)	85,960
336	KLA Corp.	106,327
280	Lam Research Corp.	113,338
112	SolarEdge Technologies, Inc. (a)	25,763
336	Teradyne, Inc.	27,334
		516,938
Semiconductors - 3.8%
3,360	Advanced Micro Devices, Inc. (a)	201,802
1,064	Analog Devices, Inc.	151,748
784	Broadcom, Inc.	368,574
168	GlobalFoundries, Inc. (a)(b)	9,526
8,512	Intel Corp.	241,996
1,736	Marvell Technology, Inc.	68,884
1,120	Microchip Technology, Inc.	69,149
2,296	Micron Technology, Inc.	124,214
112	Monolithic Power Systems, Inc.	38,018
4,984	NVIDIA Corp.	672,690
896	ON Semiconductor Corp. (a)	55,041
224	Qorvo, Inc. (a)	19,282
2,296	Qualcomm, Inc.	270,147
336	Skyworks Solutions, Inc.	28,899
1,904	Texas Instruments, Inc.	305,840
		2,625,810
Soft Drinks - 1.7%
8,064	Coca-Cola Co.	482,630
1,792	Keurig Dr. Pepper, Inc.	69,601
784	Monster Beverage Corp. (a)	73,476
2,856	PepsiCo, Inc.	518,592
		1,144,299
Specialty Chemicals - 0.6%
224	Albemarle Corp.	62,691
224	Celanese Corp.	21,531
952	DuPont de Nemours, Inc.	54,454
504	Ecolab, Inc.	79,163
504	International Flavors & Fragrances, Inc.	49,195
504	PPG Industries, Inc.	57,547
504	Sherwin-Williams Co.	113,415
		437,996
Specialty Stores - 0.1%
224	Tractor Supply Co.	49,228
112	Ulta Beauty, Inc. (a)	46,969
		96,197
Steel - 0.1%
560	Nucor Corp.	73,573

Systems Software - 6.3%
448	Crowdstrike Holdings, Inc. - Class A (a)	72,218
1,400	Fortinet, Inc. (a)	80,024
15,288	Microsoft Corp.	3,548,803
3,136	Oracle Corp.	244,828
672	Palo Alto Networks, Inc. (a)	115,308
392	ServiceNow, Inc. (a)	164,930
448	VMware, Inc. - Class A	50,413
168	Zscaler, Inc. (a)	25,889
		4,302,413
Technology Distributors - 0.1%
280	CDW Corp.	48,387

Technology Hardware, Storage & Peripherals - 7.8%
33,600	Apple, Inc.	5,152,224
504	Dell Technologies, Inc. - Class C	19,354
2,688	Hewlett Packard Enterprise Co.	38,358
2,128	HP, Inc.	58,775
448	NetApp, Inc.	31,033
392	Seagate Technology Holdings PLC (b)	19,467
616	Western Digital Corp. (a)	21,172
		5,340,383
Thrifts & Mortgage Finance - 0.0% (c)
224	Rocket Cos., Inc. - Class A	1,546

Tobacco - 0.7%
3,696	Altria Group, Inc.	171,014
3,192	Philip Morris International, Inc.	293,185
		464,199
Trading Companies & Distributors - 0.3%
1,176	Fastenal Co.	56,836
168	United Rentals, Inc. (a)	53,039
112	W.W. Grainger, Inc.	65,447
		175,322
Trucking - 0.3%
168	JB Hunt Transport Services, Inc.	28,740
224	Old Dominion Freight Line, Inc.	61,510
3,752	Uber Technologies, Inc. (a)	99,691
		189,941
Water Utilities - 0.1%
392	American Water Works Co., Inc.	56,973

Wireless Telecommunication Services - 0.3%
1,288	T-Mobile U.S., Inc. (a)	195,209

	TOTAL COMMON STOCKS (Cost $65,093,766)	66,852,551

REAL ESTATE INVESMENT TRUSTS - 2.4%
336	Alexandria Real Estate Equities, Inc.	48,821
952	American Tower Corp.	197,245
280	AvalonBay Communities, Inc.	49,034
280	Boston Properties, Inc.	20,356
224	Camden Property Trust	25,883
896	Crown Castle, Inc.	119,401
560	Digital Realty Trust, Inc.	56,140
168	Equinix, Inc.	95,162
784	Equity Residential	49,408
112	Essex Property Trust, Inc.	24,891
280	Extra Space Storage, Inc.	49,683
1,120	Healthpeak Properties, Inc.	26,578
1,288	Invitation Homes, Inc.	40,817
224	Mid-America Apartment Communities, Inc.	35,269
1,866	Prologis, Inc.	206,659
336	Public Storage	104,076
1,232	Realty Income Corp.	76,717
224	SBA Communications Corp.	60,457
672	Simon Property Group, Inc.	73,234
224	Sun Communities, Inc.	30,206
672	UDR, Inc.	26,719
840	Ventas, Inc.	32,869
2,016	VICI Properties, Inc.	64,552
952	Welltower, Inc.	58,110
1,568	Weyerhaeuser Co.	48,498
392	W.P. Carey, Inc.	29,910
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $1,682,862)	1,650,695

MONEY MARKET FUNDS - 0.4%
291,841	First American Government Obligations Fund - Class X, 2.92% (d)	291,841
	TOTAL MONEY MARKET FUNDS (Cost $291,841)	291,841

	TOTAL INVESTMENTS (Cost $67,068,469) - 99.9%	68,795,087
	Other Assets in Excess of Liabilities - 0.1%	57,753
	TOTAL NET ASSETS - 100.0%	$68,852,840

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Strive ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2022, the Funds did not hold any securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of October 31, 2022:

DESCRIPTION	Level 1	Level 2	Level 3	TOTAL
Strive U.S. Energy ETF
Assets*
Common Stocks	$380,315,841	$-	$-	$380,315,841
Money Market Funds	894,658	-	-	894,658
Total Investments in Securities	$381,210,499	$-	$-	$381,210,499

Strive 500 ETF
Assets*
Common Stocks	$66,852,551	$-	$-	$66,852,551
Real Estate Investment Trusts	1,650,695	-	-	1,650,695
Money Market Funds	291,841	-	-	291,841
Total Investments in Securities	$68,795,087	$-	$-	$68,795,087

Strive U.S. Semiconductor ETF
Assets*
Common Stocks	$6,299,881	$-	$-	$6,299,881
Money Market Funds	18,367	-	-	18,367
Total Investments in Securities	$6,318,248	$-	$-	$6,318,248

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended October 31, 2022, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.